Farmer Mac Guaranteed Securities and USDA Guaranteed Securities - (Tables) (Farmer Mac Guaranteed Securities and USDA Securities [Member])	12 Months Ended
Dec. 31, 2013
Farmer Mac Guaranteed Securities and USDA Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Schedule of Available-for-sale Securities and Trading Securities Reconciliation [Table Text Block]
The following tables set forth information about on-balance sheet Farmer Mac Guaranteed Securities and USDA Securities as of December 31, 2013 and 2012:

Table 5.1

	December 31, 2013
	Unpaid Principal Balance	Unamortized Premium/(Discount)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Available-for-sale:
AgVantage	$5,066,855	$125	$5,066,980	$64,051	$(60,665)	$5,070,366
Farmer Mac Guaranteed USDA Securities	21,089	(518)	20,571	669	(6)	21,234
Total Farmer Mac Guaranteed Securities	5,087,944	(393)	5,087,551	64,720	(60,671)	5,091,600
USDA Securities	1,590,433	4,585	1,595,018	2,753	(44,102)	1,553,669
Total available-for-sale	6,678,377	4,192	6,682,569	67,473	(104,773)	6,645,269
Trading:
USDA Securities	55,373	4,972	60,345	193	(2,194)	58,344
Total Farmer Mac Guaranteed Securities and USDA Securities	$6,733,750	$9,164	$6,742,914	$67,666	$(106,967)	$6,703,613

	December 31, 2012
	Unpaid Principal Balance	Unamortized Premium/(Discount)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Available-for-sale:
AgVantage	$4,637,706	$160	$4,637,866	$110,753	$(9,042)	$4,739,577
Farmer Mac Guaranteed USDA Securities	26,238	(452)	25,786	909	(14)	26,681
Total Farmer Mac Guaranteed Securities	4,663,944	(292)	4,663,652	111,662	(9,056)	4,766,258
USDA Securities	1,461,184	5,975	1,467,159	19,605	(169)	1,486,595
Total available-for-sale	6,125,128	5,683	6,130,811	131,267	(9,225)	6,252,853
Trading:
USDA Securities	98,499	6,415	104,914	624	(1,350)	104,188
Total Farmer Mac Guaranteed Securities and USDA Securities	$6,223,627	$12,098	$6,235,725	$131,891	$(10,575)	$6,357,041

Investments Classified by Contractual Maturity Date [Table Text Block]
The amortized cost, fair value, and weighted average yield of available-for-sale Farmer Mac Guaranteed Securities and USDA Securities by remaining contractual maturity as of December 31, 2013 are set forth below. The balances presented are based on their final maturities, although the actual maturities may differ due to prepayments of the underlying assets.

Table 5.2

	December 31, 2013
	Available-for-Sale Securities
	Amortized Cost	Fair Value	Weighted- Average Yield
	(dollars in thousands)
Due within one year	$904,030	$913,404	2.37%
Due after one year through five years	3,153,604	3,181,924	2.18%
Due after five years through ten years	757,080	748,279	2.02%
Due after ten years	1,867,855	1,801,662	2.59%
Total	$6,682,569	$6,645,269	2.30%